INTANGIBLE ASSET (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSET
Amortized period			18 years
Intangible assets	$ 190,000		$ 190,000
Intangible asset					$ 190,000
Intangible asset	0		$ 0		84,444	$ 0
Amortization expense net					$ 84,444
Amortized period			18 years		18 years
Amortization expense	$ 21,111	$ 31,667	$ 84,444	$ 73,889	$ 105,556